DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended	12 Months Ended
	Jan. 11, 2021 USD ($) $ / shares shares	Jan. 06, 2021 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 20, 2021 $ / shares	Dec. 31, 2020 USD ($)
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares	$ 10.00	$ 10.00			$ 0.75
Proceeds of initial public offering		$ 138,000,000
Transaction costs amount				$ 8,149,473
Cash underwriting fees			$ 2,400,000	2,400,000
Deferred underwriting fees			$ 5,190,000	5,190,000
Other offering costs				$ 559,473
Sale of stock, description			The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.	The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.
Number of business days				2
Price per public share (in Dollars per share) | $ / shares			$ 10.10	$ 10.10
Net tangible assets				$ 5,000,001
Percentage of public shares			20.00%	20.00%
Business combination redeem percentage			100.00%	100.00%
Deposit into trust account				$ 1,035,000
Interest Expense				50,000
Cash			$ 127,440	507,921		$ 30,511
Working capital				303,753
Deposit interest income			$ 33,000	$ 31,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares) | shares	13,800,000
Price per share (in Dollars per share) | $ / shares	$ 10.10
Sale of warrants (in Shares) | shares				6,840,000
Sale of units amount	$ 139,380,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares) | shares		1,800,000
Price per public share (in Dollars per share) | $ / shares				$ 0.075
Deposit into trust account				$ 1,035,000
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share) | $ / shares			$ 0.75	$ 0.75
Gross proceeds of amount				$ 5,130,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Business combination redeem percentage				100.00%